Inventories - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods	$ 368	$ 345
Raw material	266	269
Work in process	92	92
Total	$ 726	$ 706